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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer: MetLife of CT Variable Life Insurance Separate
                                 Account One
                                 One Cityplace
                                 185 Asylum Street, 3CP
                                 Hartford, CT 06103-3415

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.   Investment Company Act File Number: 811-08952

     Securities Act File Number: 33-88578
                                 333-147903

     No fee is due for CIK No. 0000935859.

4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer s fiscal year).

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                 $          164
                                                             --------------

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                $    2,124,854
                                                             --------------

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
      no earlier than October 11, 1995 that were not
      previously used to reduce registration fees
      payable to the Commission:                             $   28,280,530
                                                             --------------

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(iv) Total available redemption credits [add Items 5(ii)
     and 5(iii)]:                                            $   30,405,384
                                                             --------------

(v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                   $            0
                                                             --------------

(vi) Redemption credits available for use in future years
     if Item 5(i) is less than Item 5(iv) [subtract Item
     5(iv) from item 5(i)]                                   $  (30,450,220)
                                                             --------------

(vii) Multiplier for determining registration fee (see
      Instruction C.9):                                     x     0.0000393
                                                             --------------

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter 0 if no fee is due):                  =$            0
                                                             --------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933 pursuant
     to rule 24e-2 as in effect before October 11, 1997,
     then report the amount of securities (number of
     shares or other units) deducted here:
                       . If there is a number of shares or
     ------------------
     other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year
     for which this form is filed that are available for
     use by the issuer in future fiscal years, then state
     that number here:                   .
                       ------------------

7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer s fiscal year
     (see Instruction D):                                   +$
                                                             --------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:           =$            0
                                                             --------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission s lockbox depository:

          Method of Delivery:

               [_] Wire Transfer
               [_] Mail or other means

*    No fee is due for CIK No. 000935859

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark S. Reilly
                                        ---------------------------------
                                        Mark S. Reilly
                                        Vice President
                                        MetLife Insurance Company of Connecticut

Date 3/14/2008

* Please print the name and title of the signing officer below the signature.